Investments - Schedules of Portfolio Composition by Geographic Region at Amortization Cost and Fair Value (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023		Jun. 30, 2023
Schedule of Investments [Line Items]
Amortized Cost	$ 1,179,576,000	[1],[2]	$ 935,568,081
Fair Value	$ 1,178,633,000	[1],[2],[3]	935,310,172
Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	100.00%
Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	100.00%
Mid-Atlantic
Schedule of Investments [Line Items]
Amortized Cost	$ 187,087,000
Fair Value	$ 187,197,000
Mid-Atlantic | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	15.90%
Mid-Atlantic | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	15.90%
Midwest
Schedule of Investments [Line Items]
Amortized Cost	$ 207,317,000
Fair Value	$ 207,780,000
Midwest | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	17.60%
Midwest | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	17.60%
Northeast
Schedule of Investments [Line Items]
Amortized Cost	$ 71,548,000
Fair Value	$ 70,836,000
Northeast | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	6.10%
Northeast | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	6.00%
Southeast
Schedule of Investments [Line Items]
Amortized Cost	$ 302,001,000
Fair Value	$ 301,703,000
Southeast | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	25.60%
Southeast | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	25.60%
Southwest
Schedule of Investments [Line Items]
Amortized Cost	$ 165,797,000
Fair Value	$ 165,791,000
Southwest | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	14.00%
Southwest | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	14.00%
West
Schedule of Investments [Line Items]
Amortized Cost	$ 182,125,000
Fair Value	$ 182,532,000
West | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	15.40%
West | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	15.50%
United Kingdom
Schedule of Investments [Line Items]
Amortized Cost	$ 10,468,000
Fair Value	$ 10,212,000
United Kingdom | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.90%
United Kingdom | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.90%
Luxembourg
Schedule of Investments [Line Items]
Amortized Cost	$ 23,228,000		20,949,106
Fair Value	$ 23,192,000		20,945,471
Luxembourg | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	2.00%
Luxembourg | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	2.00%
Canada
Schedule of Investments [Line Items]
Amortized Cost	$ 12,451,000		10,742,144
Fair Value	$ 12,145,000		10,727,309
Canada | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.00%
Canada | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.00%
Netherlands
Schedule of Investments [Line Items]
Amortized Cost	$ 3,503,000
Fair Value	$ 3,498,000
Netherlands | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.30%
Netherlands | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.30%
Finland
Schedule of Investments [Line Items]
Amortized Cost	$ 14,051,000		14,052,201
Fair Value	$ 13,747,000		$ 14,042,457
Finland | Investments, at Amortized Cost | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.20%
Finland | Investments, at Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.20%

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 5. Fair Value Measurements.